Condensed Consolidated Statement of Changes in Shareholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (5,053,185)	$ 68	$ 3,976,113	$ (9,029,366)
Balance (in shares) at Dec. 31, 2013		679,374
Conversion of Series B preferred stock to common stock	1,419,410	$ 5	1,419,405	0
Conversion of Series B preferred stock to common stock (in shares)		51,157
Stock based compensation	1,203,663	$ 0	1,203,663	0
Issuance of common stock for consulting services	25,000	$ 0	25,000
Issuance of common stock for consulting services (in shares)		1,371
Exercise of common stock warrants	6,132	$ 2	6,130
Exercise of common stock warrants (in shares)		19,163
Net loss	(9,253,323)	$ 0	0	(9,253,323)
Balance at Dec. 31, 2014	(11,652,303)	$ 75	6,630,311	(18,282,689)
Balance (in shares) at Dec. 31, 2014		751,065
Conversion of Series B preferred stock to common stock	18,524,163	$ 67	18,524,096	0
Conversion of Series B preferred stock to common stock (in shares)		667,594
Issuance of additional common stock upon Series A anti-dilution	0	$ 10	(10)
Issuance of additional common stock upon Series A anti-dilution (in shares)		100,253
Issuance of common stock warrants	1,817,672		1,817,672
Stock based compensation	722,934	$ 0	722,934	0
Exercise of common stock warrants	5,651	$ 2	5,649
Exercise of common stock warrants (in shares)		17,658
Net loss	(9,441,535)	$ 0	0	(9,441,535)
Balance at Dec. 31, 2015	(23,419)	$ 154	27,700,651	(27,724,224)
Balance (in shares) at Dec. 31, 2015		1,536,568
Conversion of Series B preferred stock to common stock	244,179	$ 2	244,177	0
Conversion of Series B preferred stock to common stock (in shares)		16,943
Stock based compensation	964,779	$ 0	964,779	0
Exercise of common stock warrants	274	$ 0	274	0
Exercise of common stock warrants (in shares)		856
Net loss	(7,913,134)	$ 0	0	(7,913,134)
Balance at Sep. 30, 2016	$ (6,727,322)	$ 155	$ 28,909,881	$ (35,637,358)
Balance (in shares) at Sep. 30, 2016		1,554,369